Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPACT SHARES TRUST I
Impact Shares NAACP Minority Empowerment ETF
Ticker: NACP – NYSE ARCA
Impact Shares YWCA Women’s Empowerment ETF
Ticker: WOMN – NYSE ARCA
Impact Shares Sustainable Development Goals Global Equity ETF
Ticker: SDGA – NYSE ARCA
(collectively, the “Funds”)
Supplement dated July 27, 2021 to the Summary Prospectuses, Prospectus, and Statement of Additional Information (“SAI”) for the Funds, each dated October 22, 2020, each as supplemented
and amended from time to time.
This Supplement provides new and additional information regarding the above-captioned Funds. This
Supplement
should be read in
conju
nction
with
the above referenced documents.
Effective immediately, the Funds’ Summary Prospectuses and Prospectuses are revised as follows:

1.	The subsection entitled “Annual Fund Operating Expenses” on Page 1 of the Prospectus for Impact Shares NAACP Minority Empowerment ETF is hereby deleted in its entirety and replaced with the following:
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
 (expenses that you pay each year as a percentage of the value of your investment)

Management Fee (1)(2)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (3)	0.00%
Total Annual Fund Operating Expenses	0.49%

(1)
The Fund pays for the transfer agency, custody, fund administration, legal, audit and other services it requires under a unitary fee structure (the “
unitary
advisory fee”). Therefore, the Fund’s “Management Fee” includes fees payable to Impact Shares, Corp. (“Impact Shares” or the “Adviser”) for advisory services and for the provision by third parties engaged by Impact Shares of transfer agency, custody, fund administration, legal, audit and other services. Fees to the
Sub-Adviser
are paid by Impact Shares and not the Fund. Under the Fund’s Investment Advisory Agreement, the Adviser bears all expenses of the Fund (including those of the services listed above) with the exception of those described under the section titled “Management of the Fund.”

(2)
Impact Shares is paid a Management Fee at an annual rate of 0.49% on the “Average Daily Managed Assets” of the Fund. “Average Daily Managed Assets” is the average daily value of the total assets of the Fund, less all accrued liabilities of the Fund (other than the amount of any outstanding borrowings constituting financial leverage).

(3)	“Other Expenses” are based on estimated amounts for the current fiscal year.
2.	The subsection entitled “Annual Fund Operating Expenses” on Page 11 of the Prospectus for Impact Shares YWCA Women’s Empowerment ETF is hereby deleted in its entirety and replaced with the following:
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
 (expenses that you pay each year as a percentage of the value of your investment)

Management Fee (1)(2)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(3)	0.00%
Total Annual Fund Operating Expenses	0.75%

(1)
The Fund pays for the transfer agency, custody, fund administration, legal, audit and other services it requires under a unitary fee structure (the “unitary advisory fee”). Therefore, the Fund’s “Management Fee” includes fees payable to Impact Shares, Corp. (“Impact Shares” or the “Adviser”) for advisory services and for the provision by third parties engaged by Impact Shares of transfer agency, custody, fund administration, legal, audit and other services. Fees to the
Sub-Adviser
are paid by Impact Shares and not the Fund. Under the Fund’s Investment Advisory Agreement, the Adviser bears all expenses of the Fund (including those of the services listed above) with the exception of those described under the section titled “Management of the Fund.”

(2)
Impact Shares is paid a Management Fee at an annual rate of 0.75% on the “Average Daily Managed Assets” of the Fund. “Average Daily Managed Assets” is the average daily value of the total assets of the Fund, less all accrued liabilities of the Fund (other than the amount of any outstanding borrowings constituting financial
leverage).

(3)	“Other Expenses” are based on estimated amounts for the current fiscal year.
3.
The subsection entitled “Annual Fund Operating Expenses” on Page 21 of the Prospectus for Impact Shares Sustainable Development Goals Global Equity ETF is hereby deleted in its entirety and replaced with the following:

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
 (expenses that you pay each year as a percentage of the value of your investment)

Management Fee (1)(2)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(3)	0.00%
Total Annual Fund Operating Expenses	0.75%

(1)
The Fund pays for the transfer agency, custody, fund administration, legal, audit and other services it requires under a unitary fee structure (the “unitary advisory fee”). Therefore, the Fund’s “Management Fee” includes fees payable to Impact Shares, Corp. (“Impact Shares” or the “Adviser”) for advisory services and for the provision by third parties engaged by Impact Shares of transfer agency, custody, fund administration, legal, audit and other services. Fees to the
Sub-Adviser
are paid by Impact Shares and not the Fund. Under the Fund’s Investment Advisory Agreement, the Adviser bears all expenses of the Fund (including those of the services listed above) with the exception of those described under the section titled “Management of the Fund.”

(2)
Impact Shares is paid a Management Fee at an annual rate of 0.75% on the “Average Daily Managed Assets” of the Fund. “Average Daily Managed Assets” is the average daily value of the total assets of the Fund, less all accrued liabilities of the Fund (other than the amount of any outstanding borrowings constituting financial leverage).

(3)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Impact Shares NAACP Minority Empowerment ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPACT SHARES TRUST I
Impact Shares NAACP Minority Empowerment ETF
Ticker: NACP – NYSE ARCA
(collectively, the “Funds”)
Supplement dated July 27, 2021 to the Summary Prospectuses, Prospectus, and Statement of Additional Information (“SAI”) for the Funds, each dated October 22, 2020, each as supplemented
and amended from time to time.
This Supplement provides new and additional information regarding the above-captioned Funds. This
Supplement
should be read in
conju
nction
with
the above referenced documents.
Effective immediately, the Funds’ Summary Prospectuses and Prospectuses are revised as follows:

1.	The subsection entitled “Annual Fund Operating Expenses” on Page 1 of the Prospectus for Impact Shares NAACP Minority Empowerment ETF is hereby deleted in its entirety and replaced with the following:
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
 (expenses that you pay each year as a percentage of the value of your investment)

Management Fee (1)(2)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (3)	0.00%
Total Annual Fund Operating Expenses	0.49%

(1)
The Fund pays for the transfer agency, custody, fund administration, legal, audit and other services it requires under a unitary fee structure (the “
unitary
advisory fee”). Therefore, the Fund’s “Management Fee” includes fees payable to Impact Shares, Corp. (“Impact Shares” or the “Adviser”) for advisory services and for the provision by third parties engaged by Impact Shares of transfer agency, custody, fund administration, legal, audit and other services. Fees to the
Sub-Adviser
are paid by Impact Shares and not the Fund. Under the Fund’s Investment Advisory Agreement, the Adviser bears all expenses of the Fund (including those of the services listed above) with the exception of those described under the section titled “Management of the Fund.”

(2)
Impact Shares is paid a Management Fee at an annual rate of 0.49% on the “Average Daily Managed Assets” of the Fund. “Average Daily Managed Assets” is the average daily value of the total assets of the Fund, less all accrued liabilities of the Fund (other than the amount of any outstanding borrowings constituting financial leverage).

(3)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Impact Shares NAACP Minority Empowerment ETF | Impact Shares NAACP Minority Empowerment ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.49%	[1],[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
Impact Shares YWCA Women's Empowerment ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPACT SHARES TRUST I
Impact Shares YWCA Women’s Empowerment ETF
Ticker: WOMN – NYSE ARCA
(collectively, the “Funds”)
Supplement dated July 27, 2021 to the Summary Prospectuses, Prospectus, and Statement of Additional Information (“SAI”) for the Funds, each dated October 22, 2020, each as supplemented
and amended from time to time.
This Supplement provides new and additional information regarding the above-captioned Funds. This
Supplement
should be read in
conju
nction
with
the above referenced documents.
Effective immediately, the Funds’ Summary Prospectuses and Prospectuses are revised as follows:

2.	The subsection entitled “Annual Fund Operating Expenses” on Page 11 of the Prospectus for Impact Shares YWCA Women’s Empowerment ETF is hereby deleted in its entirety and replaced with the following:
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
 (expenses that you pay each year as a percentage of the value of your investment)

Management Fee (1)(2)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(3)	0.00%
Total Annual Fund Operating Expenses	0.75%

(1)
The Fund pays for the transfer agency, custody, fund administration, legal, audit and other services it requires under a unitary fee structure (the “unitary advisory fee”). Therefore, the Fund’s “Management Fee” includes fees payable to Impact Shares, Corp. (“Impact Shares” or the “Adviser”) for advisory services and for the provision by third parties engaged by Impact Shares of transfer agency, custody, fund administration, legal, audit and other services. Fees to the
Sub-Adviser
are paid by Impact Shares and not the Fund. Under the Fund’s Investment Advisory Agreement, the Adviser bears all expenses of the Fund (including those of the services listed above) with the exception of those described under the section titled “Management of the Fund.”

(2)
Impact Shares is paid a Management Fee at an annual rate of 0.75% on the “Average Daily Managed Assets” of the Fund. “Average Daily Managed Assets” is the average daily value of the total assets of the Fund, less all accrued liabilities of the Fund (other than the amount of any outstanding borrowings constituting financial
leverage).

(3)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Impact Shares YWCA Women's Empowerment ETF | Impact Shares YWCA Women's Empowerment ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%	[1],[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Impact Shares Sustainable Development Goals Global Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPACT SHARES TRUST I
Impact Shares Sustainable Development Goals Global Equity ETF
Ticker: SDGA – NYSE ARCA
(collectively, the “Funds”)
Supplement dated July 27, 2021 to the Summary Prospectuses, Prospectus, and Statement of Additional Information (“SAI”) for the Funds, each dated October 22, 2020, each as supplemented
and amended from time to time.
This Supplement provides new and additional information regarding the above-captioned Funds. This
Supplement
should be read in
conju
nction
with
the above referenced documents.
Effective immediately, the Funds’ Summary Prospectuses and Prospectuses are revised as follows:

3.
The subsection entitled “Annual Fund Operating Expenses” on Page 21 of the Prospectus for Impact Shares Sustainable Development Goals Global Equity ETF is hereby deleted in its entirety and replaced with the following:

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
 (expenses that you pay each year as a percentage of the value of your investment)

Management Fee (1)(2)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(3)	0.00%
Total Annual Fund Operating Expenses	0.75%

(1)
The Fund pays for the transfer agency, custody, fund administration, legal, audit and other services it requires under a unitary fee structure (the “unitary advisory fee”). Therefore, the Fund’s “Management Fee” includes fees payable to Impact Shares, Corp. (“Impact Shares” or the “Adviser”) for advisory services and for the provision by third parties engaged by Impact Shares of transfer agency, custody, fund administration, legal, audit and other services. Fees to the
Sub-Adviser
are paid by Impact Shares and not the Fund. Under the Fund’s Investment Advisory Agreement, the Adviser bears all expenses of the Fund (including those of the services listed above) with the exception of those described under the section titled “Management of the Fund.”

(2)
Impact Shares is paid a Management Fee at an annual rate of 0.75% on the “Average Daily Managed Assets” of the Fund. “Average Daily Managed Assets” is the average daily value of the total assets of the Fund, less all accrued liabilities of the Fund (other than the amount of any outstanding borrowings constituting financial leverage).

(3)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Impact Shares Sustainable Development Goals Global Equity ETF | Impact Shares Sustainable Development Goals Global Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%	[1],[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%

[1]	Impact Shares is paid a Management Fee at an annual rate of 0.49% on the “Average Daily Managed Assets” of the Fund. “Average Daily Managed Assets” is the average daily value of the total assets of the Fund, less all accrued liabilities of the Fund (other than the amount of any outstanding borrowings constituting financial leverage).
[2]	The Fund pays for the transfer agency, custody, fund administration, legal, audit and other services it requires under a unitary fee structure (the “unitary advisory fee”). Therefore, the Fund’s “Management Fee” includes fees payable to Impact Shares, Corp. (“Impact Shares” or the “Adviser”) for advisory services and for the provision by third parties engaged by Impact Shares of transfer agency, custody, fund administration, legal, audit and other services. Fees to the Sub-Adviser are paid by Impact Shares and not the Fund. Under the Fund’s Investment Advisory Agreement, the Adviser bears all expenses of the Fund (including those of the services listed above) with the exception of those described under the section titled “Management of the Fund.”
[3]	“Other Expenses” are based on estimated amounts for the current fiscal year.